Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback

The LTIP contains a clawback provision wherein awards will be recalculated if the relevant performance factor upon which they are based is restated or otherwise adjusted within the thirty-six (36) month period following the public release of the financial information. Any material overpayments or adjustments required by law will be owed back to the Company. In the event the Corporation or Bank is required to prepare an account restatement because of the awardee's misconduct or fraudulent activity, then the awardee shall return and refund to the Bank the entire award that was received based upon the erroneous data.